Submission	Jun. 09, 2025
Submission [Line Items]
Central Index Key	0001114700
Registrant Name	GRUPO FINANCIERO GALICIA SA
Registration File Number	333-284113
Form Type	F-3
Submission Type	POSASR
Fee Exhibit Type	EX-FILING FEES